Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,993,839.01
Previously Paid Amount
Total Fee Amount	1,380.15
Total Offset Amount	1,365.96
Net Fee	$ 14.19